Statements of Cash Flows - Broad Capital Acquisition Corp [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (917,136)	$ (312,214)	$ (513,919)	$ (433,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(498,614)	(1,451,430)	(2,752,194)	(1,555,432)
Changes in operating assets and liabilities:
Prepaid expenses	(11,409)		(29,090)
Account payables	31,415	549,847	533,771	200,028
Accrued expenses	643,781	25,623	604,447	497,558
Franchise tax payable	(42,759)	(145,138)	(152,379)	195,138
Income tax payable	87,909	277,667	536,212	285,662
Net cash used in operating activities	(706,813)	(1,055,645)	(1,773,152)	(810,661)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption	31,187,408	58,403,139	58,403,139
Interest withdraws from Trust Account for taxes	637,971	563,727	641,762
Investment of cash in Trust Account	(360,000)	(2,003,628)	(2,903,628)	(102,606,597)
Net cash provided by (used in) investing activities	31,465,379	56,963,238	56,141,273	(102,606,597)
Cash flows from financing activities:
Redemption of Common Stock	(31,187,408)	(58,403,139)	(58,403,139)
Proceeds from Working capital loan	176,386	152,146	754,748
Proceeds from Extension loan	240,000	2,003,628	2,903,628
Proceeds from sale of Units, net of IPO costs				99,429,074
Proceeds from sale of Placement Units				4,511,301
Repayment of Promissory note – related party				(133,357)
Net cash provided by financing activities	(30,771,022)	(56,247,365)	(54,744,763)	103,807,018
Net change in cash	(12,456)	(339,772)	(376,642)	389,760
Cash at the beginning of the period	15,282	391,924	391,924	2,164
Cash at the end of the period	2,826	52,152	15,282	391,924
Supplemental disclosure of non-cash investing and financing activities:
Extension Funds attributable to common stock subject to redemption	360,000	2,003,628	2,903,628
Remeasurement of Common Stock subject to redemption	184,327	474,374	1,445,619	1,355,432
Excise tax liability	$ 311,873		584,031
Deferred underwriting fee payable				3,555,674
Initial Classification of Common Stock subject to redemption				102,606,597
Deferred offering costs paid for by Promissory note – related party				$ 176